Forethought Variable Insurance Trust

May 5, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings – Rule 497(j)

Re:           Forethought Variable Insurance Trust — Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio, Global Atlantic Moderate Managed Risk Portfolio, Global Atlantic Moderately Aggressive Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio

Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A

(File No. 333-189870, CIK No. 0001580353)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Forethought Variable Insurance Trust (the “Trust”), on behalf of Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio, Global Atlantic Moderate Managed Risk Portfolio, Global Atlantic Moderately Aggressive Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio (each a “Portfolio”, collectively referred to as the “Portfolios”) pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 68 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2026 (SEC Accession No. 0001104659-26-051566).

Questions related to this filing should be directed to John O’Hanlon of Dechert LLP at (617) 728-7111 or to me at (860) 325-1538.

Very truly yours,

/s/ Sarah M. Patterson
Sarah M. Patterson
Secretary

cc: John O’Hanlon, Esq.